Related Party Balance and Transactions (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Related Party Balance and Transactions [Line Items]
Compensation paid to directors	$ 690,760
Mr. Lam [Member]
Related Party Balance and Transactions [Line Items]
Recognized licensing fee expenses	$ 104,409